Property and Equipment (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment gross		$ 192,000	$ 153,000
Less accumulated depreciation		(156,000)	(153,000)
Property and equipment net	$ 34,000	36,000	0
Computer equipment [Member]
Property and equipment gross		84,000	82,000
Computer software [Member]
Property and equipment gross		45,000	44,000
Furniture and fixtures [Member]
Property and equipment gross		46,000	10,000
Office equipment [Member]
Property and equipment gross		$ 17,000	$ 17,000